Leases - Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	¥ 83,596
2024	31,318
2025	9,770
2026	8,654
2027	6,090
2028 and thereafter	1,007
Total lease payment	140,435
Less: interest	(7,852)
Present value of operating lease liability	¥ 132,583	¥ 421,146